Income Taxes - Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 7,403,629	$ 6,859,102
Depreciation and accretion	3,106	7,222
Equity based expenses	86,734	1,920,230
Impairment losses on oil and gas properties	0	1,559,951
Deferred taxes	7,493,469	10,346,505
Valuation allowance	(7,493,469)	(10,346,505)
Net Deferred Income Tax Assets	$ 0	$ 0